Expense Example - Class R6 Shares - Federated Hermes SDG Engagement High Yield Credit Fund - R6	Jun. 11, 2021 USD ($)
Expense Example:
1 Year	$ 157
3 Years	486
5 Years	839
10 Years	$ 1,834